INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Investments In Associates And Joint Ventures
Schedule of breakdown of investments in associates and joint ventures

Companies	R$ thousands
	On December 31, 2025							Year ended on December 31, 2025
	Equity interest	Shareholding interest with voting rights	Investment carrying amount	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Share of profit (loss) of associates and jointly controlled entities (1)	Revenue (2)	Associates and joint ventures net income (loss) for the year
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	109,290	5,862,399	2,236,478	5,255,969	2,299,487	13,635	995,371	68,175
Tecnologia Bancária S.A. (3)	24.55%	24.32%	249,118	766,711	2,473,255	668,796	1,579,574	7,841	254,190	31,939
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	534,853	3,075,599	2,171,323	3,187,083	959,644	20,053	2,718,632	50,133
Elo Participações Ltda. (4)	50.01%	50.01%	1,242,721	1,433,582	6,152,357	597,993	4,375,461	1,020,208	762,567	2,040,008
Others (5)			11,147,458					1,100,890
Total on December 31, 2025			13,283,440					2,162,627
(1)	The adjustments resulting from the evaluation consider the results determined, periodically, by the companies and include equity variations of the investees not resulting from results, as well as adjustments due to the equalization of accounting practices, when applicable;
(2)	Revenue from financial intermediation or revenue from the provision of services;
(3)	Companies with equity accounting using balance sheets with a reporting date delay in relation to the base date of the consolidated financial statements, permitted by regulation;
(4)	Brazilian company, provider of services related to credit and debit cards and other means of payment; and
(5)	Primarily includes investments in Cielo S.A., Fleury S.A. and Banco John Deere. Organization received dividends and/or interest on equity of R$123,957 thousand in the year ended December 31, 2025 from Cielo S.A. and R$237,235 thousand from other companies.

Companies	R$ thousands
	On December 31, 2024							Year ended on December 31, 2024
	Equity interest	Shareholding interest with voting rights	Investment carrying amount	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Share of profit (loss) of associates and jointly controlled entities (1)	Revenue (2)	Associates and joint ventures net income (loss) for the year
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	98,243	5,099,950	1,945,607	4,559,541	1,994,799	(4,715)	668,016	(23,575)
Tecnologia Bancária S.A. (3)	24.55%	24.32%	241,277	854,080	2,354,233	774,316	1,471,727	3,710	2,783,255	15,255
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	552,687	2,667,390	2,356,236	3,026,387	854,949	37,633	2,252,238	94,083
Elo Participações Ltda. (4)	50.01%	50.01%	2,263,011	963,331	4,746,612	965,266	91,253	784,391	1,813,170	1,566,669
Others (5) (6)			7,873,794					710,566
Total on December 31, 2024			11,029,012
Total on December 31, 2024								1,531,585
(1)	The adjustments resulting from the evaluation consider the results determined, periodically, by the companies and include equity variations of the investees not resulting from results, as well as adjustments due to the equalization of accounting practices, when applicable;
(2)	Revenue from financial intermediation or revenue from the provision of services;
(3)	Companies with equity accounting using statement of financial position with a reporting date delay of up to 60 days. In the year ended December 31, 2024, the Organization received dividends of R$2,204 thousand from Empresa Tecnologia Bancária S.A.;
(4)	In August 2024, the auction of the unified tender offering for the acquisition of common shares issued by Cielo S.A. was held to convert its registration as a publicly-held company from category “A” to “B” with the Brazilian securities and Exchange Comission (CVM) and exit from the New segment Market of B3 S.A., with this, the Organization's total equity interest in Cielo S.A. increased to 50.72%, with 30.61% direct participation and 20.11% indirect participation, through the companies of the Elopar Organization (as of December 31, 2023, total equity interest was 31.41%, with direct participation being 30.06%). The Organization received from Cielo S.A, interest on equity of R$151,453 thousand, in the year ended December 31, 2024. More information in Note 42;
(5)	Primarily includes investment in publicly held companies and Cielo S.A.; and
(6)	Brazilian company, provider of services related to credit and debit cards and other means of payment. The Organization received dividends of R$64,922 thousand in the year ended December 31, 2024 from Empresa Elo Participações Ltda.

Schedule of changes in associates and joint ventures

	R$ thousands
	2025	2024
Initial balances	11,029,012	9,616,840
Acquisitions	2,800,124	1,159,572
Disposal of investments in associates	(65,458)	-
Share of profit of associate and joint ventures	2,162,627	1,531,585
Dividends/Interest on equity	(2,533,771)	(1,695,067)
Other	(109,094)	416,082
Balance on December 31	13,283,440	11,029,012